SHARE-BASED COMPENSATION (Details Narrative)	1 Months Ended	12 Months Ended
	Mar. 31, 2024 GBP (£)	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Aug. 25, 2020 £ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense | £		£ 1,013,788	£ 444,459	£ 1,123,250
Weighted average fair value of options | $ / shares					$ 396.94	$ 12,424
Share-based compensation arrangement by share-based payment award, award vesting period		3 years
Incremental fair value of awards | £	£ 248,659
Number of additional right to subscribe for shares | shares							15,891
Ordinary shares per share | £ / shares							£ 215.00
Employees And Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares options outstanding, beginning | shares		185
Weighted average exercise price outstanding, beginning | £ / shares		£ 46,000
Number of shares options, Granted | shares		6,412
Weighted average exercise price, Granted | £ / shares		£ 224
Number of shares options, Exercised | shares		(605)
Weighted average exercise price, Exercised | £ / shares		£ 0.50
Number of shares options, Forfeited | shares		(5)
Weighted average exercise price, Forfeited | £ / shares		£ 848,000
Number of shares options outstanding, ending | shares		5,987	185
Weighted average exercise price outstanding, ending | £ / shares		£ 1,001	£ 46,000
Number of shares options exercisable, ending | shares		5,046
Weighted average exercise price exercisable, ending | £ / shares		£ 1,140
Number of shares options unexercisable, ending | shares		941
Weighted average exercise price unexercisable, ending | £ / shares		£ 260
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense | £		£ 0